Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2015	$1,077
2016	946
2017	895
2018	1,125
2019	1,334
Thereafter to 2031	19,525
Redemption amount	5,340
30,242
Less amounts representing interest	(11,549)
18,693
Less current portion	(1,085)
$17,608